Document and Entity Information (USD $)	12 Months Ended
	Jun. 29, 2014	Aug. 08, 2014	Dec. 27, 2013
Document Information [Line Items]
Entity Registrant Name	STRATTEC SECURITY CORP
Entity Central Index Key	0000933034
Document Type	10-K
Document Period End Date	Jun. 29, 2014
Amendment Flag	false
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--06-29
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 149,890,000
Entity Filer Category	Accelerated Filer
Entity Common Stock Shares Outstanding		3,548,609